UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments

September 30, 2006 (unaudited)

The Muirfield Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 84.5%
Allegiant Mid Cap Value Fund - A		177,054		2,487,606
Allianz NACM International Fund - I		75,143		1,704,233
Allianz NFJ Divdend Value Fund - D		242,370		3,933,669
American Growth Fund of America - F		190,576		6,098,440
Artisan Mid Cap Value Fund		122,209		2,428,290
Goldman Sachs Structured Large Cap Value Fund - I		887,697		12,614,176
MFS Value Fund - A		286,905		7,373,459
Rydex Large Cap Growth Fund - H		39,170		1,004,309
SSgA International Stock Selection Fund		170,106		2,197,765
Transamerica Premier Equity Fund - I		47,311		1,063,075

Total Registered Investment Companies	(Cost	$39,062,260)		40,905,022

U.S. Government Obligations - 1.2%
U.S. Treasury Bill, 4.99%, due 11/09/2006*		100,000		99,476
U.S. Treasury Bill, 4.94%, due 12/07/2006*		500,000		495,477

Total U.S. Government Obligations	(Cost	$595,062)		594,953

Repurchase Agreements - 14.4%
Morgan Stanley DW, Inc., 5.4350%, 10/02/2006, (Collateralized by $9,777,561 various Commercial Papers, Certificates of Deposit, Agency Strips, FNMAs, at 3.00% - 6.00%, due 10/02/2006 - 08/15/2030, value - $7,121,657) purchase date 09/29/2006		6,982,000		6,982,000

Total Repurchase Agreements	(Cost	$6,982,000)		6,982,000

Total Investments - 100.1%	(Cost	$46,639,322	)(a)	48,481,975

Liabilities less Other Assets - (0.1%)				(66,191)

Total Net Assets - 100.0%				48,415,784

Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		86		658
The Flex-funds Defensive Growth Fund		44		436
The Flex-funds Dynamic Growth Fund		2,414		21,629
The Flex-funds Muirfield Fund		5,671		31,020
The Flex-funds Quantex Fund		1,754		31,975
The Flex-funds Total Return Utilities Fund		447		9,034

Total Trustee Deferred Compensation	(Cost	$75,169)		94,752

Futures Contracts

		Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring December 2006,		23		(14,367)
notional value $7,736,050

Total Futures Contracts				(14,367)

(a)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting of approximately $161,921. Cost for federal income tax purposes of $46,801,243 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,916,649
Unrealized depreciation	(235,917)

Net unrealized appreciation (depreciation)	$1,680,732

*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2006 (unaudited)

The Total Return Utilities Fund

Security Description		Shares or Principal Amount ($)	Value ($)
Common Stocks - 98.8%

Electric Utility 15.6%
Energy East Corp.		33,830	802,448
MDU Resources Group, Inc.		26,167	584,571
Northeast Utilities		22,805	530,672
Pepco Holdings, Inc.		16,140	390,104
Sierra Pacific Resources #		87,280	1,251,595

	(Cost	2,975,309)	3,559,390
Independent Power Producer 3.7%
Dynegy, Inc. #		72,075	399,296
NRG Energy, Inc. #		10,010	453,453

	(Cost	774,843)	852,749
Natural Gas Distribution 20.0%
AGL Resources, Inc.		20,665	754,272
ATMOS Energy Corp.		15,145	432,390
NiSource, Inc.		37,065	805,793
ONEOK, Inc.		21,460	810,973
Southern Union Co.		34,605	913,918
Vectren Corp.		21,155	568,012
WGL Holdings, Inc.		8,125	254,638

	(Cost	3,754,686)	4,539,996
Oil Exploration & Production 9.5%
Anadarko Petroleum Corp.		12,730	557,956
Pioneer Natural Resources Co.		20,435	799,417
Ultra Petroleum Corp. #		16,285	783,472

	(Cost	1,493,415)	2,140,845
Pipelines 17.1%
Enterprise Products Partners, L.P.		22,396	599,093
Equitable Resources, Inc.		18,265	638,910
Kinder Morgan Energy Partners, L.P.		18,918	830,122
National Fuel Gas Co.		19,315	702,100
Questar Corp.		14,185	1,159,907

	(Cost	2,680,473)	3,930,132
Telephone & Telecommunications 31.3%
America Movil SA de CV - ADR		12,580	495,275
AT&T, Inc.		23,995	781,277
Brasil Telecom - ADR		11,855	356,361
China Mobile Limited - ADR		21,505	760,202
Cypress Semiconductor Corp. #		16,110	286,275
Deutsche Telekom AG		26,535	421,110
ESCO Technologies, Inc.#		9,115	419,654
Nokia Corp. - ADR		26,455	520,899
Powerwave Technologies, Inc. #		21,430	162,868
PT Telekomunikasi Indonesia - ADR		10,800	390,528
Qualcom, Inc.		12,845	466,916
Sprint Nextel Corp.		55,735	955,855

Schedule of Investments

September 30, 2006 (unaudited)

The Total Return Utilities Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Telefonos de Mexico SA de CV - ADR		10,285		263,090
Verizon Communications, Inc.		17,190		638,265
Vimpel-Communications OAO - ADR #		3,710		224,789
	(Cost	6,387,721)		7,143,364
Water Utility - 1.6%
United Utilities PLC - ADR		13,940		369,131

	(Cost	248,078)		369,131

Total Common Stocks	(Cost	$18,314,525)		22,535,607

Repurchase Agreements - 0.3%
Morgan Stanley DW, Inc., 5.4350%, 10/02/2006, (Collateralized by $88,225 various Commercial Papers, Certificates of Deposit, Agency Strips, FNMAs, at 3.00% - 6.00%, due 10/02/2006 - 08/15/2030, value - $64,260) purchase date 09/29/2006		63,000		63,000

Total Repurchase Agreements	(Cost	$63,000)		63,000

Total Investments - 99.1%	(Cost	$18,377,525	)(a)	22,598,607

Other Assets less Liabilities - 0.9%				205,443

Total Net Assets - 100.0%				22,804,050

Trustee Deferred Compensation*
The Flex-funds Aggressive Growth Fund		46		352
The Flex-funds Defensive Growth Fund		24		238
The Flex-funds Dynamic Growth Fund		853		7,643
The Flex-funds Muirfield Fund		2,009		10,989
The Flex-funds Quantex Fund		619		11,284
The Flex-funds Total Return Utilities Fund		143		2,890

Total Trustee Deferred Compensation	(Cost	$26,424)		33,396

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,808,116
Unrealized depreciation	(587,034)

Net unrealized appreciation (depreciation)	$4,221,082

ADR	American Depositary Receipt
#	Represents non-income producing securities.
*	Assets of affiliates to The Total Return Utilities Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2006 (unaudited)

The Quantex Fund

Security Description		Shares or Principal Amount ($)	Value ($)
Common Stocks - 95.1%

Basic Materials - 7.6%
Allegheny Technologies, Inc.		4,000	248,760
Ashland, Inc.		2,600	165,828
Eastman Chemical Co.		3,000	162,060
Hercules, Inc. #		13,900	219,203
Int’l Flavors & Fragrances, Inc.		4,700	185,838
Louisiana Pacific Corp.		5,700	106,989
Sigma - Aldrich Corp.		2,400	181,608

	(Cost	1,032,473)	1,270,286
Communications - 11.3%
ADC Telecommunications, Inc. #		6,814	102,278
Andrew Corp. #		15,000	138,750
Avaya, Inc. #		14,300	163,592
CenturyTel, Inc.		4,700	186,449
Ciena Corp. #		7,314	199,314
Citizens Communications Co.		13,000	182,520
Dow Jones & Co., Inc.		4,000	134,160
EW Scripps Co.		3,100	148,583
Interpublic Group of Cos., Inc. #		15,800	156,420
JDS Uniphase Corp. #		66,100	144,759
Meredith Corp.		3,000	147,990
New York Times Co.		5,700	130,986
The McClatchy Co.		1,228	51,809

	(Cost	1,779,826)	1,887,611
Consumer Cyclical - 15.7%
Autonation, Inc. #		7,000	146,300
Big Lots, Inc. #		12,600	249,606
Brunswick Corp.		3,800	118,522
Circuit City Stores, Inc.		6,400	160,704
Cooper Tire & Rubber Co.		10,200	102,612
Dana Corp.		22,900	23,816
Dillards, Inc.		6,100	199,653
Family Dollar Stores, Inc.		6,100	178,364
Hasbro, Inc.		7,600	172,900
Jones Apparel Group, Inc.		5,200	168,688

Schedule of Investments

September 30, 2006 (unaudited)

The Quantex Fund

Security Description		Shares or Principal Amount ($)	Value ($)
Liz Claiborne, Inc.		4,400	173,844
Navistar International Corp. #		5,600	144,592
OfficeMax, lnc.		6,400	260,736
RadioShack Corp.		7,200	138,960
Sabre Holdings Corp.		6,700	156,713
The Goodyear Tire & Rubber Co. #		8,600	124,700
Whirlpool Corp.		980	82,428

	(Cost	2,429,369)	2,603,138
Consumer Noncyclical - 15.4%
Alberto - Culver Co.		3,400	172,006
Bausch & Lomb, Inc.		2,300	115,299
Convergys Corp. #		9,800	202,370
Estee Lauder Cos. Inc./The		4,100	165,353
King Pharmaceuticals, Inc. #		8,800	149,864
Manor Care, Inc.		3,900	203,892
McCormick & Co., Inc.		4,900	186,102
Millipore Corp. #		2,300	140,990
Molson Coors Brewing Co.		2,300	158,470
Mylan Laboratories, Inc.		7,700	155,001
Patterson Cos., Inc. #		4,500	151,245
Pepsi Bottling Group, Inc.		5,300	188,150
Supervalu, Inc.		4,900	145,285
Tenet Healthcare Corp. #		19,900	161,986
Tyson Foods, Inc.		8,900	141,332
Watson Pharmaceuticals, lnc. #		4,600	120,382

	(Cost	2,243,377)	2,557,727
Energy - 1.8%
Dynegy, Inc. #		31,600	175,064
Rowan Cos., Inc.		3,900	123,357

	(Cost	214,465)	298,421
Financial - 4.0%
Apartment Investment & Management Co.		3,900	212,199
Federated Investors, Inc.		4,200	142,002
First Horizon National Corp.		3,900	148,239
Janus Capital Group, Inc.		8,200	161,704
Wachovia Corp. Pref. Dividend Equalization #		1,700	0
	(Cost	523,918)	664,144

Schedule of Investments

September 30, 2006 (unaudited)

The Quantex Fund

Security Description		Shares or Principal Amount ($)	Value ($)
Industrial - 20.8%
Allied Waste Industries, Inc. #		17,500	197,225
American Power Conversion Corp.		7,000	153,720
Ball Corp.		3,800	153,710
Bemis Co.		5,200	170,872
Cummins, Inc.		1,800	214,614
Leggett & Platt, Inc.		6,600	165,198
Molex, Inc.		5,900	229,923
Pactiv Corp. #		7,200	204,624
Pall Corp.		5,800	178,698
PerkinElmer, lnc.		6,800	128,724
Ryder System, Inc.		3,800	196,384
Sanmina - SCI Corp. #		37,400	139,876
Sealed Air Corp.		2,700	146,124
Snap - On, Inc.		4,300	191,565
Solectron Corp. #		41,800	136,268
Stanley Works / The		3,000	149,550
Symbol Technologies, Inc.		12,400	184,264
Tektronix, Inc.		5,000	144,650
Thermo Electron Corp. #		5,000	196,650
Waters Corp. #		4,000	181,120

	(Cost	2,876,067)	3,463,759
Technology - 12.7%
Applied Micro Circuits Corp. #		59,900	172,512
BMC Software, Inc. #		7,400	201,428
Compuware Corp. #		15,900	123,861
Gateway, Inc. #		58,600	110,754
LSI Logic Corp. #		18,300	150,426
Mercury Interactive Corp. #		5,800	298,874
Novell, Inc. #		17,100	104,310
Novellus Systems, Inc. #		6,400	177,024
Parametric Technology Corp. #		9,840	171,806
PMC - Sierra, Inc. #		20,000	118,800
QLogic Corp. #		9,600	181,440
Teradyne, Inc. #		10,600	139,496
Unisys Corp. #		28,100	159,046

	(Cost	1,865,904)	2,109,777

Schedule of Investments

September 30, 2006 (unaudited)

The Quantex Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Utilities - 5.8%
Centrepoint Energy, Inc.		11,800		168,976
CMS Energy Corp. #		10,300		148,732
Nicor, Inc.		3,900		166,764
Peoples Energy Corp.		4,400		178,860
Pinnacle West Capital Corp.		3,700		166,685
TECO Energy, Inc.		8,800		137,720

	(Cost	895,262)		967,737

Total Common Stocks	(Cost	$13,860,661)		15,822,600

U.S. Government Obligations - 1.8%
U.S. Treasury Bill, 4.942%, due 12/07/06 *		300,000		297,344

Total U.S. Government Obligations	(Cost	$297,344)		297,344

Repurchase Agreements - 3.1%
Morgan Stanley DW, Inc., 5.4350%, 10/02/2006, (Collateralized by $731,006 various Commercial Papers, Certificates of Deposit, Agency Strips, FNMAs, at 3.00% - 6.00%, due 10/02/2006 - 08/15/2030, value - $532,441) purchase date 09/29/2006		522,000		522,000

Total Repurchase Agreements	(Cost	$522,000)		522,000

Total Investments - 100.0%	(Cost	$14,680,005	)(a)	16,641,944

Liabilities less Other Assets - (0.0%)				(393)

Total Net Assets - 100.0%				16,641,551

Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		38		291
The Flex-funds Defensive Growth Fund		20		198

Schedule of Investments

September 30, 2006 (unaudited)

The Quantex Fund

Security Description		Shares or Principal Amount ($)	Value ($)
The Flex-funds Dynamic Growth Fund		1,246	11,164
The Flex-funds Muirfield Fund		2,845	15,562
The Flex-funds Quantex Fund		818	14,912
The Flex-funds Total Return Utilities Fund		224	4,527

Total Trustee Deferred Compensation	(Cost	$36,360)	46,654

Futures Contracts

		Long Contracts	Unrealized Appreciation (Depreciation)($)
Russell 2000 expiring December 2006, notional value $732,100		2	(5,150)

Total Futures Contracts			(5,150)

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,667,060
Unrealized depreciation	(705,121)

Net unrealized appreciation (depreciation)	$1,961,939

ADR	American Depositary Receipt
#	Represents non-income producing securities.
*	Pledged as collateral on Futures Contracts.
**	Assets of affiliates to The Flex-funds Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2006 (unaudited)

The Dynamic Growth Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 88.8%
Allianz NACM International Fund - I		60,597		1,374,333
Allianz NFJ Dividend Value Fund - D		117,001		1,898,930
American Growth Fund of America - F		67,075		2,146,386
Goldman Sachs Structured Large Cap Value Fund - I		294,818		4,189,365
Goldman Sachs Mid Cap Value Fund		23,216		866,434
MFS Value Fund - A		83,717		2,151,526
Rydex Large Cap Value Fund - H		65,115		1,977,539
Rydex Large Cap Growth Fund - H		16,608		425,827
Rydex Mid Cap Value Fund - H		26,557		847,698
Transamerica Premier Equity Fund - I		19,618		440,807

Total Registered Investment Companies	(Cost	$15,645,908)		16,318,845

U.S. Government Obligations - 2.2%
U.S. Treasury Bill, 4.94%, due 12/07/2006 *		400,000		396,381

Total U.S. Government Obligations	(Cost	$396,476)		396,381

Repurchase Agreements - 9.2%
Morgan Stanley DW, Inc., 5.4350%, 10/02/2006, (Collateralized by $2,355,465 various Commercial Papers, Certificates of Deposit, Agency Strips, FNMAs, at 3.00% - 6.00%, due 10/02/2006 - 08/15/2030, value - $1,715,644) purchase date 09/29/2006		1,682,000		1,682,000

Total Repurchase Agreements	(Cost	$1,682,000)		1,682,000

Total Investments - 100.2%	(Cost	$17,724,384	)(a)	18,397,226

Liabilities less Other Assets - (0.2%)				(28,275)

Total Net Assets - 100.0%				18,368,951

Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		40		306
The Flex-funds Defensive Growth Fund		21		208
The Flex-funds Dynamic Growth Fund		585		5,242
The Flex-funds Muirfield Fund		1,444		7,899
The Flex-funds Quantex Fund		477		8,696
The Flex-funds Total Return Utilities Fund		83		1,677
Total Trustee Deferred Compensation	(Cost	$19,939)		24,028

Futures Contracts
		Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring December 2006, notional value $2,018,100		6		13,300

Total Futures Contracts				13,300

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$693,143
Unrealized depreciation	(20,301)

Net unrealized appreciation (depreciation)	$672,842

*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2006 (unaudited)

The Aggressive Growth Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 86.4%
Consumer Staples Select SPDR Fund		58,800		1,492,344
iShares Dow Jones U.S. Industrial Sector Index Fund		15,000		919,950
iShares MSCI EMU Index Fund		15,180		1,429,804
iShares Russell Midcap Value Index Fund		7,900		1,075,427
iShares Russell 1000 Value Index Fund		98,250		7,572,128
iShares S&P MidCap 400 Growth Index Fund		11,500		866,985
PowerShares Dynamic Insurance Portfolio		60,000		1,051,200
streetTRACKS KBW Bank ETF		12,010		680,126
Utilities Select Sector SPDR Fund		54,900		1,866,051

Total Registered Investment Companies	(Cost	$16,327,027)		16,954,015

U.S. Government Obligations - 1.0%
U.S. Treasury Bill, 4.94%, due 12/07/06*		200,000		198,191

Total U.S. Government Obligations	(Cost	$198,256)		198,191

Repurchase Agreements - 12.5%
Morgan Stanley DW, Inc., 5.4350%, 10/02/2006, (Collateralized by $3,421,166 various Commercial Papers, Certificates of Deposit, Agency Strips, FNMAs, at 3.00% - 6.00%, due 10/02/2006 - 08/15/2030, value - $2,491,866) purchase date 09/29/2006		2,443,000		2,443,000

Total Repurchase Agreements	(Cost	$2,443,000)		2,443,000

Total Investments - 99.9%	(Cost	$18,968,283	)(a)	19,595,206

Other Assets less Liabilities - 0.1%				24,245

Total Net Assets - 100.0%				19,619,451

Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		38		291
The Flex-funds Defensive Growth Fund		20		198
The Flex-funds Dynamic Growth Fund		502		4,498
The Flex-funds Muirfield Fund		1,209		6,613
The Flex-funds Quantex Fund		380		6,927
The Flex-funds Total Return Utilities Fund		72		1,455

Total Trustee Deferred Compensation	(Cost	$16,503)		19,982

Futures Contracts
		Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring December 2006, notional value $2,690,800		8		19,000

Total Futures Contracts				19,000

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$720,563
Unrealized depreciation	(93,640)

Net unrealized appreciation (depreciation)	$626,923

*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2006 (unaudited)

The Defensive Growth Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 83.1%
Consumer Staples Select Sector SPDR Fund		154,400		3,918,672
iShares Dow Jones U.S. Industrial Sector Index Fund		42,990		2,636,577
iShares MSCI EMU Index Fund		27,700		2,609,063
iShares Russell Midcap Value Index Fund		24,328		3,311,771
iShares Russell 1000 Value Index Fund		123,751		9,537,489
PowerShares Dynamic Insurance Portfolio		71,867		1,259,110
streetTRACKS KBW Bank ETF		31,000		1,755,530
Utilities Select Sector SPDR Fund		85,100		2,892,549

Total Registered Investment Companies	(Cost	$27,220,346)		27,920,761

U.S. Government Obligations - 0.9%
U.S. Treasury Bill, 4.82%, due 12/21/2006 *		110,000		108,793
U.S. Treasury Bill, 4.77%, due 12/28/2006 *		190,000		187,739

Total U.S. Government Obligations	(Cost	$296,725)		296,532

Repurchase Agreements - 25.1%
Morgan Stanley DW, Inc., 5.4350%, 10/02/2006, (Collateralized by $11,803,933 various Commercial Papers, Certificates of Deposit, Agency Strips, FNMAs, at 3.00% - 6.00%, due 10/02/2006 - 08/15/2030, value - $8,597,601) purchase date 09/29/2006		8,429,000		8,429,000

Total Repurchase Agreements	(Cost	$8,429,000)		8,429,000

Total Investments - 109.1%	(Cost	$35,946,071	)(a)	36,646,293

Liabilities less Other Assets - (9.1%)				(3,044,349)

Total Net Assets - 100.0%				33,601,944

Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		50		383
The Flex-funds Defensive Growth Fund		26		258
The Flex-funds Dynamic Growth Fund		14		125
The Flex-funds Muirfield Fund		70		383
The Flex-funds Quantex Fund		43		784
The Flex-funds Total Return Utilities Fund		6		121

Total Trustee Deferred Compensation	(Cost	$2,039)		2,054

Futures Contracts
		Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring December 2006, notional value $5,717,950		17		(7,183)

Total Futures Contracts				(7,183)

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$874,990
Unrealized depreciation	(174,768)

Net unrealized appreciation (depreciation)	$700,222

*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Defensive Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2006 (unaudited)

The Focused Growth Fund

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 88.4%
Consumer Staples Select Sector SPDR Fund		104,200		2,644,596
iShares Dow Jones U.S. Industrial Sector Index Fund		42,104		2,582,238
iShares MSCI EMU Index Fund		23,894		2,250,576
iShares Russell Midcap Value Index Fund		21,662		2,948,848
iShares Russell 1000 Value Index Fund		142,345		10,970,529
PowerShares Dynamic Insurance Portfolio		71,890		1,259,513
streetTRACKS KBW Bank ETF		22,450		1,271,344
Utilities Select Sector SPDR Fund		83,800		2,848,362

Total Registered Investment Companies	(Cost	$25,840,730)		26,776,006

U.S. Government Obligations - 1.5%
U.S. Treasury Bill, 4.77%, due 12/28/2006 *		475,000		469,348

Total U.S. Government Obligations	(Cost	$469,572)		469,348

Repurchase Agreements - 10.0%
Morgan Stanley DW, Inc., 5.4350%, 10/02/2006, (Collateralized by $4,244,598 various Commercial Papers, Certificates of Deposit, Agency Strips, FNMAs, at 3.00% - 6.00%, due 10/02/2006 - 08/15/2030, value - $3,091,627) purchase date 09/29/2006		3,031,000		3,031,000

Total Repurchase Agreements	(Cost	$3,031,000)		3,031,000

Total Investments - 99.9%	(Cost	$29,341,302	)(a)	30,276,354

Other Assets less Liabilities - 0.1%				17,730

Total Net Assets - 100.0%				30,294,084

Trustee Deferred Compensation**
The Flex-funds Aggressive Growth Fund		47		360
The Flex-funds Defensive Growth Fund		24		238
The Flex-funds Dynamic Growth Fund		13		116
The Flex-funds Muirfield Fund		66		361
The Flex-funds Quantex Fund		40		729
The Flex-funds Total Return Utilities Fund		6		121

Total Trustee Deferred Compensation	(Cost	$1,910)		1,925

Futures Contracts
		Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors 500 expiring December 2006, notional value $3,363,500		10		20,900

Total Futures Contracts				20,900

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,076,461
Unrealized depreciation	(141,409)

Net unrealized appreciation (depreciation)	$935,052

*	Pledged as collateral on futures contracts.
**	Assets of affiliates to The Focused Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2006 (unaudited)

The U.S. Government Bond Fund

Security Description		Principal Amount ($) or Shares		Value ($)
U.S. Government Obligations - 90.5%
Federal Farm Credit, 2.25%, due 06/28/2007		500,000		489,292
Federal Home Loan Bank, 3.00%, due 12/28/2007		400,000		390,073
Federal Home Loan Bank, 5.375%, due 09/09/2016		600,000		615,828
Federal Home Loan Mortgage Corporation, 4.375%, due 07/17/2015		1,400,000		1,341,480
Federal Home Loan Mortgage Corporation, 5.75%, due 06/27/2016		400,000		416,480
U.S. Treasury Note, 4.00%, due 06/15/2009		200,000		196,844
U.S. Treasury Note, 4.375%, due 08/15/2012		300,000		296,906
U.S. Treasury Note, 4.00%, due 11/15/2012		300,000		290,578

Total U.S. Government Obligations	(Cost	$3,997,806)		4,037,481

Repurchase Agreements - 9.0%
Morgan Stanley DW, Inc., 5.4350%, 10/02/2006, (Collateralized by $562,959 various Commercial Papers, Certificates of Deposit, Agency Strips, FNMAs, at 3.00% - 6.00%, due 10/02/2006 - 08/15/2030, value - $410,041) purchase date 09/29/2006		402,000		402,000

Total Repurchase Agreements	(Cost	$402,000)		402,000

Total Investments - 99.5%	(Cost	$4,399,806	)(a)	4,439,481

Other Assets less Liabilities - 0.5%				20,786

Total Net Assets - 100.0%				4,460,267

Trustee Deferred Compensation*
The Flex-funds Dynamic Growth Fund		644		5,770
The Flex-funds Quantex Fund		467		8,513
The Flex-funds Muirfield Fund		1,510		8,260
The Flex-funds Total Return Utilities Fund		111		2,243
The Flex-funds Aggressive Growth Fund		36		275
The Flex-funds Defensive Growth Fund		18		178

Total Trustee Deferred Compensation	(Cost	$20,217)		25,239

(a)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting of approximately $48,816. Cost for federal income tax purposes of $4,448,622 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$49,195
Unrealized depreciation	(58,336)

Net unrealized appreciation (depreciation)	$(9,141)

*	Assets of affiliates to The U.S. Government Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2006 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield		Maturity	Principal Amount ($) or Shares	Value ($)
Certificates of Deposit - 4.1%
Huntington National Bank CD	5.58%		10/23/06	7,000,000	7,000,000

Total Certificates of Deposit			(Cost	$7,000,000)	7,000,000

Commercial Paper - 15.5%
BASF AG**	5.35%		11/21/06	6,000,000	5,955,417
Citigroup FDG	5.27%		11/15/06	4,000,000	3,974,236
Hitachi Capital America Corp.	5.31%		10/10/06	600,000	599,292
HSBC Finance Corp.	5.32%		11/02/06	4,000,000	3,981,675
HSBC Finance Corp.	5.42%		10/26/06	4,000,000	3,985,733
Toyota Motor Credit Corp.	5.26%		11/27/06	4,000,000	3,967,271
Toyota Motor Credit Corp.	5.26%		11/16/06	4,000,000	3,973,700

Total Commercial Paper			(Cost	$26,437,324)	26,437,324

Corporate Obligations - 63.0%
American General Finance	5.75%		03/15/07	4,000,000	4,004,635
Aquarium Holdings, KY**	5.37	%*	10/05/06	108,000	108,000
Bath Technologies, Inc.**	5.43	%*	10/05/06	1,145,000	1,145,000
Bear Stearns Co. Inc.	5.70%		01/15/07	6,725,000	6,727,989
Beaver Creek Enterprise**	5.37	%*	10/05/06	1,875,000	1,875,000
Boeing Capital Corp.	4.40%		11/15/06	2,000,000	1,997,416
Boeing Capital Corp.	5.75%		02/15/07	4,560,000	4,564,526
Cascade Plaza Project**	5.38	%*	10/05/06	7,717,000	7,717,000
CIT Group Inc.	3.05%		12/15/06	500,000	497,383
CIT Group Inc.	7.38%		04/02/07	3,814,000	3,848,338
Clark Grave Vault Co.**	5.37	%*	10/05/06	450,000	450,000
Comerica Bank	2.95%		11/15/06	7,000,000	6,978,691
Countrywide Home CFC	7.20%		10/30/06	1,500,000	1,502,045
Don’s Launderers-Cleaners, Inc.**	5.37	%*	10/05/06	900,000	900,000
Espanola/Nambe**	5.48	%*	10/05/06	325,000	325,000
General Electric Cap. Corp.	5.56	%*	10/05/06	2,500,000	2,500,745
Goldman Sachs	5.66	%*	10/27/06	5,000,000	5,000,760
Goldman Sachs	5.63	%*	10/02/06	3,000,000	3,003,712
Gordon Flesch Co. Project**	5.38	%*	10/05/06	700,000	700,000
Isaac Tire, Inc.**	5.37	%*	10/05/06	770,000	770,000
Jim White Co.**	5.43	%*	10/05/06	715,000	715,000
JPMorgan Chase & Co.	5.47	%*	12/14/06	6,000,000	6,005,202
J2T LLC**	5.43	%*	10/05/06	2,060,000	2,060,000
K.L. Morris, Inc.**	5.37	%*	10/05/06	2,015,000	2,015,000
Keiser Street, Inc.**	5.38	%*	10/05/06	1,520,000	1,520,000
Martin Wheel Co, Inc.**	5.62	%*	10/05/06	2,195,000	2,195,000
Mega Star Arbor LLC**	5.43	%*	10/05/06	4,270,000	4,270,000
MetLife Insurance Co.***	5.54	%*	10/02/06	7,500,000	7,500,000
Merrill Lynch	8.00%		06/01/07	5,000,000	5,084,915
Mubea, Inc.**	5.35	%*	10/05/06	2,800,000	2,800,000
O.K.I. Supply Co.**	5.37	%*	10/05/06	1,005,000	1,005,000
Osco Industries, Inc.**	5.47	%*	10/05/06	600,000	600,000
Pro Tire, Inc.**	5.37	%*	10/05/06	920,000	920,000
Seariver Maritime, Inc.	5.27	%*	10/02/06	3,500,000	3,500,000
Southern Co. Cap.	5.30%		02/01/07	5,000,000	4,996,716
Springside Corp Exchange Partners LLC**	5.38	%*	10/05/06	2,000,000	2,000,000
Taylor Brothers Properties LLC**	5.37	%*	10/05/06	1,115,000	1,115,000
White Castle Project**	5.38	%*	10/05/06	4,500,000	4,500,000

Total Corporate Obligations			(Cost	$107,418,073)	107,418,073

U.S. Government Agency Obligations - 4.3%
Federal Home Loan Bank	3.16%		11/13/06	1,000,000	997,396
Federal Home Loan Bank	3.75%		03/16/07	400,000	396,639
Federal Home Loan Bank	5.50%		08/08/07	6,000,000	6,000,000

Total U.S. Government Agency Obligations			(Cost	$7,394,035)	7,394,035

Schedule of Investments

September 30, 2006 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield	Maturity	Principal Amount ($) or Shares		Value ($)
Repurchase Agreements - 19.4%
Morgan Stanley DW, Inc., 5.4350%, 10/02/2006, (Collateralized by $46,353,087 various Commercial Papers, Certificates of Deposit, Agency Strips, FNMAs, at 3.00% - 6.00%, due 10/02/2006 - 08/15/2030, value - $33,762,080) purchase date 09/29/2006			33,100,000		33,100,000

Total Repurchase Agreements		(Cost	$33,100,000)		33,100,000

Total Investments - 106.3%		(Cost	$181,349,432	)(a)	181,349,432

Liabilities less Other Assets - (6.3%)					(10,805,534)

Total Net Assets - 100.0%					170,543,898

Trustee Deferred Compensation****
The Flex-funds Aggressive Growth Fund			36		275
The Flex-funds Defensive Growth Fund			18		178
The Flex-funds Dynamic Growth Fund			1,075		9,632
The Flex-funds Quantex Fund			730		13,308
The Flex-funds Muirfield Fund			2,478		13,555
The Flex-funds Total Return Utilities Fund			201		4,062

Total Trustee Deferred Compensation		(Cost	$36,814)		41,010

(a)	Cost for federal income tax and financial reporting purposes are the same.
*	Variable rate security. Interest rate is as of September 30, 2006. Maturity date reflects the next rate change date.
**	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of September 30, 2006, securities restricted as to resale to institutional investors represented 29.3% of Total Investments.
***	Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of September 30, 2006, illiquid securities represented 4.1% of Total Investments.
****	Assets of affiliates to The Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

Item 2. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 27, 2006

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	November 27, 2006